RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY

Right of use asset	Building
Cost
Balance, January 1, 2022	$649,110
Lease modification	81,542
Balance, December 31, 2022	730,652
Additions	260,352
Balance, September 30, 2023	991,004

Accumulated Amortization
Balance, January 1, 2022	322,220
Amortization	158,648
Effect of changes in foreign exchange rates	8,737
Balance, December 31, 2022	489,605
Amortization during the period	129,122
Effect of changes in foreign exchange rates, net	6,596
Balance, September 30, 2023	625,323

Carrying Amounts
At December 31, 2022	$241,047
At September 30, 2023	$365,681

Lease liability
Balance, January 1, 2022	$359,348
Interest expense	49,738
Lease payments	(204,518)
Lease modification	81,542
Effect of changes in foreign exchange rates	(6,847)
Balance, December 31, 2022	279,263
Additions	260,352
Interest expense (1)	40,067
Lease payments	(172,820)
Effect of changes in foreign exchange rates, net	(7,403)
Balance, September 30, 2023	$399,459

(1)	The Company paid $16,568 in other finance costs.